First Trust S-Network Streaming and Gaming ETF Investment Strategy - First Trust S-Network Streaming and Gaming ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology. According to the Index Provider, the Index includes companies that enable remote users to access online content; publish online content; participate in prospective wagering; spectate or participate in competitive video gaming; and that provide the products, services and technology that are necessary for the streaming and gaming industries. According to the Index Provider, to be eligible for inclusion in the Index, a company’s stock must be listed on a major recognized stock exchange, meet the size, float and liquidity requirements of the Index and must be principally engaged in one of the following three business segments: 1.Content Streaming (companies that provide platforms for user-created content; companies that provide access to studio-created video content; companies that provide access to studio-created audio content) 2.E-Sports (companies that design and develop video games; companies that enable professional gamers to compete in online competitions; companies that enable spectator services for online gaming) 3.iGaming (companies that enable remote participation in prospective wagering)Certain companies that are not principally engaged in one or more of the three segments, but that derive significant revenues from businesses in one or more of the three segments may be included in the Index, provided: (i) such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports; (ii) applicable revenues are likely to have a material impact on the company’s overall share price performance; or (iii) the company’s applicable business is likely to have a significant impact on the sector as a whole. The top 15 eligible stocks by average ranks of market capitalization and average daily trading value in each segment are selected for inclusion in the Index and will be weighted by their float-adjusted market capitalizations, modified to meet a maximum weight requirement of 4.5% and a minimum weight requirement of 0.5%. The Fund may invest in non U.S. companies, including emerging market companies, securities denominated in non-U.S. currencies, depositary receipts and companies with various market capitalizations, including small capitalization companies. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Fund had significant investments in communication services companies, consumer discretionary companies and Asian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Fund had significant investments in communication services companies, consumer discretionary companies and Asian issuers, although this may change from time to time.